Accounts Receivables - Concessions (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivables - Concessions
Schedule of accounts receivable

	12.31.2024	12.31.2023
Power distribution service concession (9.1)	2,610,731	1,954,679
Bonus from the grant of concession agreements under the quota system (9.2)	821,804	792,741
Generation concession agreements (9.3)	75,425	71,835
	3,507,960	2,819,255
Current	10,609	9,354
Noncurrent	3,497,351	2,809,901

Schedule of power distribution service concession

Balance as of January 1, 2023	1,442,819
Transfers from contract assets (Note 10.1)	451,250
Transfers to other receivables (assets held for disposal)	(1,287)
Fair value recognition	62,167
Write-offs	(270)
Balance as of December 31, 2023	1,954,679
Transfers from contract assets (Note 10.1)	578,820
Transfers to other receivables (assets held for disposal)	(1,927)
Fair value recognition	82,424
Write-offs	(3,265)
Balance as of December 31, 2024	2,610,731

Schedule of bonus from the grant of concession agreements

Balance as of January 1, 2023	766,832
Transfers to electricity grid use charges - customers	(88,461)
Interest (Note 28.1)	114,370
Balance as of December 31, 2023	792,741
Transfers to electricity grid use charges - customers	(91,737)
Interest (Note 28.1)	120,800
Balance as of December 31, 2024	821,804

Schedule of power generation concessions agreements

Balance as of January 1, 2023	68,642
Fair value adjustment	3,193
Balance as of December 31, 2023	71,835
Fair value adjustment	3,590
Balance as of December 31, 2024	75,425